Deferred Tax Asset/(Liability)	12 Months Ended
Dec. 31, 2024
Deferred Tax Asset/(Liability) [Abstract]
Deferred tax asset/(liability)
13.	Deferred tax asset/(liability)

The following are the major deferred tax liabilities and assets recognized by the group and movements thereon during the current and prior reporting period.

	December 31, 2024	Movement	December 31, 2023
	USD	USD	USD
Deferred tax liabilities:
Deductible temporary differences	(182,096)	(74,087)	(108,009)
Deferred tax assets:
Unutilized tax credits	-	25,479	(25,479)
Net deferred tax liabilities	(182,096)	(48,608)	(133,488)